Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interests
(c)	Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Group. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. For the Group’s consolidated financial statements as of June 30, 2025 and 2024, non-controlling interests represent the minority shareholders’ 30.5% equity interests in one subsidiary, Scage Shanghai HET, and the minority shareholders’ 49% equity interests in the subsidiaries including Hebei Scage Qilian Automobile Technology Co., Ltd. , Scage Shanghai NET, Sichuan Scage Automobile Technology Co., Ltd. , and Scage Hunan. Non-controlling interest’s operating results are presented on the consolidated statements of operations and comprehensive loss as an allocation of the total loss for the periods to six non-controlling shareholders (of which are five corporate non-controlling shareholders and one individual non-controlling shareholder).

Redeemable non-controlling interests
(d)	Redeemable non-controlling interests

Redeemable non-controlling interests represent redeemable equity interests issued by the Group’s subsidiary to certain investor, and have been classified as mezzanine noncontrolling interests in the consolidated financial statements as these redeemable interests represent a put option that gives investors the right to put the interest of the Group’s subsidiary for certain rate of return within the following two years. Pursuant to ASC 480-10, the investment is currently redeemable, but not mandatorily redeemable because of the uncertainty related to whether the holder will elect redemption. The process of adjusting non-controlling interests to its redemption value should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810. The carrying amount of non-controlling interests will equal the higher of (i) its initial fair value adjusted by accumulated earnings/losses associated with the non-controlling interest or (ii) the redemption value as of the balance sheet date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

Use of estimates
(e)	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may result in revised estimates. Management bases its estimates on past experience and on various other assumptions that are believed to be reasonable and the results of these estimates form the basis for making judgments about the carrying values of assets and liabilities. Significant accounting estimates include, but not limited to, the provision for expected credit losses, estimates for inventory write-downs, warranty reserve and impairment of long-lived assets.

Foreign currency translation and transaction
(f)	Foreign currency translation and transaction

The Group uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities is Renminbi (“RMB”) as determined based on the criteria of ASC 830, “Foreign Currency Matters”.

The consolidated statements of operations and comprehensive loss and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in the consolidated statements of changes in shareholders’ deficit. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of June 30,
Balance sheet items, except for equity accounts	2025	2024
US$ against RMB	7.1636	7.2672
	For the years ended June 30,
Items in the statements of operations and comprehxensive loss, and statements of cash flows	2025	2024	2023
US$ against RMB	7.2143	7.2248	6.9536

Cash
(g)	Cash
Cash mainly consists of cash in bank. As of June 30, 2025 and 2024, the Group maintains substantially all the bank accounts in the PRC, Hong Kong and the United States of America.
Restricted cash
(h)	Restricted cash
Restricted cash represents bank deposits pledged for bank loans. Restricted cash were US$6,980 and US$6,880 as of June 30, 2025 and 2024, respectively.
Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable are stated at the original amount less an allowance for credit losses.

Accounts receivable are recognized in the period when the Group has provided products and services to its customers and when its right to consideration is unconditional. On July 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The Group uses aging schedule method in the current expected credit loss model (“CECL model”) to estimate the expected credit losses. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, in combination with assessing receivable collectability on an individual basis, and applying current situation adjustment. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficits as of July 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted.

There were nil, US$73,310 and US$6,953 provision for expected credit losses for the years ended June 30, 2025, 2024 and 2023, respectively.

Inventories, net
(j)	Inventories, net

Inventories, net, primarily consisting of raw materials, work in process and finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of finished goods is computed using first-in, first-out method. Cost of raw materials and work in process is computed using the weighted average cost method. Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expected demand, anticipated sales price, new product development schedules, product obsolescence, and other factors. The Group periodically reviews its inventories for excess or slow-moving items and makes provisions as necessary to properly reflect inventory value. Inventory write-downs of US$319,413, US$894,005 and US$161,495 were recorded for the years ended June 30, 2025, 2024 and 2023, respectively.

Property and equipment, net
(k)	Property and equipment, net

Property and equipment are stated at cost less residual value part, accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Vehicles	4 years
Machinery and equipment	5 – 10 years
Office and electronic equipment	3 – 5 years
Leasehold improvements	Shorter of 3 years or the remaining lease term
Software	2 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the market approach. For the years ended June 30, 2025, 2024 and 2023, there were US$46,185, US$200,841 and nil impairment of long-lived assets, respectively.

Long-term investments
(m)	Long-term investments

The Group’s long-term investments are equity securities.

For investments that 1) are equity instruments in legal form, 2) lack a substantive redemption right, and 3) meet the definition of securities under ASC 320-10-20, those investments are accounted for as equity securities in accordance with Investments—Equity Securities (Topic 321).

Those equity securities do not have readily determinable fair value pursuant to ASC 321-10-20 as their prices are not publicly available on a registered exchange, a comparable foreign market, or for mutual funds/structures with published values. For equity securities qualified for net asset value (“NAV”) practical expedient (“NAV practical expedient”) in Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”), the Group estimates fair value using the net asset value per share (or its equivalent) of the investment. For equity securities do not qualify for NAV practical expedient, the Group elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC 321-10-35. Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Group makes assessments at each reporting period and if the assessment indicates that the fair value of the investment is less than the NAV, the investment in equity securities will be written down to its fair value, with the difference between the fair value and the NAV of the investment as an impairment loss recognized through net income or loss and recorded in the consolidated statements of operations and comprehensive loss.

The Group evaluates each individual investment periodically for impairment.

For investments where the Group has the intention to sell or it is more likely than not before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of operations and comprehensive loss.

For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income or loss as a component of shareholders’ deficit.

Deferred offering costs
(n)	Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Immediately before the Business Combination, the Group had capitalized deferred offering costs of US$985,586, and all the deferred offering costs were charged against shareholders’ equity upon consummation of the Business Combination on June 27, 2025.

Leases
(o)	Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a)	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b)	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c)	The lease term is for a major part of the remaining economic life of the underlying asset.

d)	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e)	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Group at the end of the lease term.

f)	When none of the criteria are met, the Group classifies a lease as an operating lease.

Group as a lessee

When the Group acts as a lessee, leases with an initial term of 12 months or less are short-term lease and not recognized as operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease term includes rent holidays and options to extend or terminate the lease when the Group is reasonably certain that the Group will exercise that option. The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the operating lease right-of-use assets. Interest expense is determined using the effective interest method. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is recognized over the non-cancellable lease term on a straight-line basis and is included in revenue in the consolidated statement of operations and comprehensive loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis on the rental income. The Group does not have any sales-type or direct financing leases for the years ended June 30, 2025, 2024 and 2023.

Revenue recognition
(p)	Revenue recognition

The Group generates revenues from the sales of NEVs and components, provision of vehicle modification services, leasing of NEVs, and others.

The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply these five steps:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

(i)	Revenues from the sales of NEVs and components

The Group sells NEVs and related components to its customers. There are three types of contracts for sales of NEVs and components, including: 1) type i contract for supplies of standard NEVs only, 2) type ii contract for supplies of components only, and 3) type iii contract for supplies of both NEVs and components.

The Group determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Group’s commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

The Group has identified a single performance obligation for type i and ii contracts, and identified two separate performance obligations for the type iii contracts with supplies of both NEVs and components. For contracts with multiple performance obligations, the Group allocates the contract price to each distinct performance obligation based on its identifiable standalone selling price. The Group recognizes revenue at a point of time when the Group satisfies the performance obligations to transfer the NEVs and/or components to the designated place.

The Group considers itself the principal as it is primarily responsible for fulfilling the promise of providing the products, establishing the transaction price with customers and bearing the inventory risk before the control of products are transferred. Therefore, such revenues are reported on a gross basis. For certain components purchased on behalf of the customer from the designated vendor, the corresponding revenues are reported on a net basis.

In alignment with industry standards, the Group provides warranty coverage for its range of NEV and components, ensuring their operational integrity and reliability. Warranty periods are determined based on the specific product sold, with coverage extending for a defined number of years or miles, whichever comes first. Customers do not have the option to purchase the warranty separately. In addition, warranty periods provided by the Group are in line with the industry practice. Therefore, the warranty is intended to safeguard the customer against existing defects and does not provide any incremental service to the customer. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation.

(ii)	Provision of vehicle modification services

The Group provides vehicle modification services for NEVs according to customers’ requirements. The Group has identified the single performance obligation as the customer can benefit from the contract only after the NEVs of the customer were customized upon demand. Revenues related to modification services are recognized over the service periods according to ASC 606-10-25-27, as the promise of modification does not create the NEV with an alternative use to the Group. The Group considers itself as the principal for transactions that it is in control of establishing the transaction price, and it is responsible for fulfilling the promise of performing the modification. Therefore, such revenues are reported on a gross basis.

The Group also provides warranty for provision of vehicle modification services for a defined number of years or miles, whichever comes first. Customers do not have the option to purchase the warranty separately, nor does the warranty provide a service in addition to assurance. In addition, warranty periods provided by the Group are in line with the industry practice. Therefore, the Group does not consider the promise to provide warranty assurance for Provision of vehicle modification services as a separate performance obligation.

(iii)	Revenue from leasing of NEVs

During the year ended June 30, 2025, the Group entered into several short-term lease agreements to lease one of its vehicles to a third party, with a daily payment of US$166 (RMB1,200). The Group assesses the service for vehicle leasing arrangements under ASC Topic 842, “Leases (“ASC 842”)”, which is excluded from the scope of ASC Topic 606. The lease was classified as an operating lease and the lease income is recognized over the leased terms on a straight-line basis. The lease income was US$19,596, nil and US$16,290 for the years ended June 30, 2025, 2024 and 2023, respectively.

(iv)	Others

From time to time, the Group provides additional aftersales service mainly related to vehicle repairs and maintenance dependent upon customers’ demand. Revenues from such services are recognized over time based on the contract period.

The following table disaggregates the Group’s revenue for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	2024	2023
Net revenues:
Sales of NEVs and components	$10,925,456	$6,111,141	$421,680
Provision of vehicle modification services	151,380	-	-
Leasing of NEVs	19,596	-	16,290
Others	26,153	-	-
Total	$11,122,585	$6,111,141	$437,970

The following table disaggregates the Group’s revenue recognized on gross basis versus net basis for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	2024	2023
Gross basis	$11,122,585	$5,850,263	$437,970
Net basis	-	260,878	-
Total	$11,122,585	$6,111,141	$437,970

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	2024	2023
Point in time	$10,925,456	$6,111,141	$421,680
Over time	197,129	-	16,290
Total	$11,122,585	$6,111,141	$437,970

Contract Balances

The Group classifies its right to consideration in exchange for goods or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. As of June 30, 2025 and 2024, the Group’s contract assets were US$528,868 and nil, respectively.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances. Contract liabilities of US$1,204,300 as of June 30, 2023 were recognized as revenues for the year ended June 30, 2024. Contract liabilities of US$564,705 as of June 30, 2024 were recognized as revenues for the year ended June 30, 2025. Contract liabilities of US$192,898 as of June 30, 2025 were expected to be recognized as revenues in the following twelve months.

Employee benefits
(q)	Employee benefits

The Company’s subsidiaries in the PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to US$285,565, US$213,528 and US$869,554 for the years ended June 30, 2025, 2024 and 2023, respectively.

Warranty liabilities
(r)	Warranty liabilities

The Group provided a manufacturer’s standard warranty on all vehicles and components sold. The Group accrued a warranty reserve for the vehicles sold by the Group, which included the Group’s best estimate of the future costs to be incurred in order to repair or replace items under warranties and recalls when identified. These estimates were made based on actual claims incurred to date and an estimate of the nature, frequency and magnitude of future claims with reference made to the past claim history. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. Warranty expense is recorded as a component of cost of sales in the consolidated statements of operations and comprehensive loss. The accrued warranty expenses were US$327,605, US$440,371 and US$5,649 for the years ended June 30, 2025, 2024 and 2023, respectively.

Accordingly, standard warranty is accounted for in accordance with ASC 460, “Guarantees”. For the years ended June 30, 2025, 2024 and 2023, the Group only provided standard warranty and did not generate revenues from extended lifetime warranty services.

Income taxes
(s)	Income taxes

The Group accounts for income taxes under ASC 740, “Income Taxes”. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Provision for income taxes consists of taxes currently due plus deferred taxes. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive loss for the years ended June 30, 2025, 2024 and 2023, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Value added tax (“VAT”)
(t)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products. The Group records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is included in prepaid expenses and other current assets if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries incorporated in the PRC, have been and remain subject to examination by the tax authorities.

Related party transactions
(u)	Related party transactions

The Group accounts for related party transactions in accordance with ASC 850, “Related Party Disclosures”.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Group or exercise significant influence over the Group in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Share-based compensation
(v)	Share-based compensation

(w) The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

(x) The Group has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting over the requisite service period. For awards with performance conditions, the Company would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved. The Group has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

Currently, the Group does not maintain any recurring stock-based incentive program, except for the one-off share-based payment to an external capital market advisor in June 2025 (Note 17).

Loss per share
(y)	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

The Group’s convertible redeemable preferred shares are participating securities, as they have contractual nonforfeitable right to participate in distributions of earnings. The convertible redeemable preferred shares have no contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income or loss is allocated on a pro rata basis to ordinary shares and convertible redeemable preferred shares, whereas any undistributed net loss is allocated to ordinary shares only.

Warrant
(z)	Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s own Ordinary Shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Group’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time warrant issuance and as of each subsequent balance sheet date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Currently, the Group accounts for its outstanding warrants as equity-classified instruments.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares and convertible debts, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting
(aa)	Segment reporting

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Group’s chief operating decision maker (the “CODM”) has been identified as the Chief Executive Officer, who regularly reviews entity-wide operating results, especially consolidated revenues, gross margin and pretax loss, when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment.

The primary measure of segment revenue and profitability for the Group’s operating segment is considered to be consolidated revenue, gross margin and pretax loss. Significant segment expenses reviewed by the CODM on a regular basis included within pretax loss include cost of sales, selling and marketing expenses, general and administrative expenses, research and development expenses, and impairment of long-lived assets, which are separately presented on the Group’s consolidated statements of operations and comprehensive loss. Other segment items within pretax loss include financial expenses, net, other income or loss, net. The CODM uses these primary measurements in the process of preparing annual budget and forecast for the segment, and conducting competitive analysis by benchmarking to the Group’s competitors at the same development stage. Budget-to-actual variances in these measurements are considered when making decisions and adjustments on the allocation of resources including personnel, property, and capital. The CODM also uses gross margin to evaluate product pricing, and uses pretax loss to assess return on marketing activities and monitor overall spending in employee compensation, general support and financing costs.

The Group does not distinguish between markets or segments for internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no segment geographical information is presented. For operating results of segment provided to and reviewed by the CODM, please refer to the consolidated statements of operations and comprehensive loss.

Fair value measurement
(ab)	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

●	Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value.

Short-term financial instruments of the Group primarily consist of cash, restricted cash, accounts receivable, amounts due from related parties, other receivables included in prepaid expenses and other current assets, short-term borrowings, accounts payable, amounts due to related parties, other payables included in accrued expenses and other payables. As of June 30, 2025 and 2024, the carrying amounts of these financial instruments approximated to their fair values due to the short-term maturity of these instruments.

Fair value measurement on a recurring basis

The Group measures its equity investment with readily determinable fair value at its quoted price in active markets. Derivative liability is measured at fair value using unobservable inputs and are classified as Level 3 in the fair value hierarchy.

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis:

		Fair value measurement at reporting date using
	Fair Value as of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV practical expedient
Assets
Long-term Investment
Equity securities – Matrix	15,278,602	-	-	-	15,278,602
Equity securities – AK Global	5,057,723	-	-	-	5,057,723
Total	20,336,325	-	-	-	20,336,325

Liabilities
Derivative Liability	676,890	-	-	676,890	-
Total	676,890	-	-	676,890	-

(i) Fair value measurement on long term investment

For equity securities without readily determinable fair value at its quoted price in active markets, as a practical expedient, the Group uses NAV or its equivalent to measure the fair value of its fund investments which the Group does not have the ability to exercise significant influence. NAV is primarily determined based on information provided by external fund administrators. The Group’s investments valued at NAV as a practical expedient are private equity funds.

(ii) Fair value measurement on derivative liability

The Group identifies derivative instruments arising from the embedded conversion option of debt from Early Bird Capital, Inc (Note 12). The fair value of the derivative liability is considered a Level 3 valuation and is determined using the binomial valuation model. As of June 30, 2025, the fair value of the derivative liability was $676,890. The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Amount
Fair value as of June 26, 2025	$1,005,471
Change in fair value	(328,581)
Fair value as of June 30, 2025	$676,890

The significant unobservable inputs used in the measurement of fair value of derivative liability as of June 30, 2025 are as follows:

	As of June 30, 2025
	First Promissory Note Agreement (Maturity Date: June 26, 2026）	Second Promissory Note Agreement – First Installment (Maturity Date: September 26, 2025)	Second Promissory Note Agreement – Second Installment (Maturity Date: December 26, 2025)
Expected term (in years)	0.99	0.24	0.49
Volatility	43.30%	48.09%	41.68%
Risk-free interest rate	3.94%	4.09%	4.08%
Dividend yield	-	-	-

Fair value measurement on a non-recurring basis

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies
(ac)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes liability for any such contingencies if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Concentration and credit risk
(ad)	Concentration and credit risk

Credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2025 and 2024, the Group had cash and restricted cash of US$97,738 and US$1,984,374 substantially in financial institutions in the PRC. Each bank provides deposit insurance with the maximum limit of US$69,797 (RMB500,000) to each of the Company’s subsidiaries which has an associated account(s) in that bank. As of June 30, 2025 and 2024, US$19,491 and US$284,453 of the Group’s bank accounts are insured by the deposit insurance fund management institution that established by the People’s Bank of China. To limit the exposure to credit risk relating to deposits, the Group primarily places deposits with large financial institutions in China which management believes are of high credit quality and the Group also continually monitors their credit worthiness.

The Group’s operations are carried out in China. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, as well as by the general state of the PRC’s economy. In addition, the Group’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation, among other factors.

Foreign currency risk

Substantially all of the Group’s revenues and expenses and assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Concentration risks

Accounts receivable is typically unsecured and derived from goods sold and services rendered to customers that are located primarily in China, thereby exposed to credit risk. The risk is mitigated by the Group’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. Refer to Note 20 for details.

Recent accounting pronouncements
(ae)	Recent accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

Recently issued accounting pronouncements adopted

In March 2023, the FASB issued ASU No. 2023-01, “Leases (Topic 842): Common Control Arrangements”, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period as of the beginning of the related fiscal year. The Group has adopted ASU 2023-01 from July 1, 2024. The Group evaluates that the impact of adoption of this ASU is immaterial to consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group has adopted ASU 2023-07 from July 1, 2024. The Group evaluates that the impact of adoption of this ASU and has amended disclosure to segment reporting for single reportable segment in the consolidated financial statements.

Recently issued accounting pronouncements issued but not yet adopted

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. This ASU will result in the additional disclosures required to be included in the Group’s consolidated financial statements, once adopted.

In November 2024, the FASB has released ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no recently issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.